8. Convertible Notes (Details Narrative) - Convertible Notes Payable [Member] - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Aug. 16, 2018	Jun. 30, 2019	Dec. 31, 2018
Former Directors Company [Member]
Debt face amount			$ 500,000		$ 500,000
Debt stated interest rate			10.00%		10.00%
Debt maturity date			Apr. 30, 2019		Apr. 30, 2019
Beneficial conversion feature			$ 500,000
Interest expense debt	$ 258,258	$ 233,463			$ 285,304
Note payable balance					233,463
Private Placement [Member]
Debt face amount					$ 2,782,050
Debt stated interest rate	10.00%			10.00%	10.00%
Debt maturity date	Apr. 30, 2019
Beneficial conversion feature	$ 572,924			$ 3,029,628	$ 2,456,704
Payment of debt issuance costs	78,126			$ 403,472	$ 325,346
Warrants issued with debt, shares					6,500,000
Warrants issued with debt, value					$ 1,300,126
Interest expense debt	$ 2,207,023	$ 2,043,937			2,019,203
Note payable balance					$ 1,392,887